INVESTMENT IN RESIDENTIAL MORTGAGE LOANS - Valuation Allowance on Residential Mortgage Loans (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Valuation allowance on loans	$ 461	$ 461	[1]
Residential Mortgage Loans Held-for-Investment
Valuation allowance		0
Valuation allowance on loans		461	[2]
Valuation allowance	$ 461 [2]	$ 461	[2]

[1]	Represents our historical consolidated statement of income for the year ended December 31, 2013.
[2]	The allowance for loan losses was determined based on the amortized cost basis in excess of fair value.